Income Taxes	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Income Taxes

10. Income Taxes

British Virgin Islands

Under the current laws of the British Virgin Islands, the Company is not subject to any income tax.

Hong Kong

Under the two-tiered profit tax rate regime of Hong Kong Profits Tax, the first HK$2,000,000 (approximately $254,000), profits will be taxed at 8.25%, and profits above HK$2,000,000 will be taxed at 16.5%. For the six months ended June 30, 2026, and 2025, the Company had $525,270 and 7,276, respectively, of income subject to the Hong Kong Profits Tax.

Malaysia

Malaysia Income Tax is calculated at 24% of the estimated assessable profits for the relevant year. For the six months ended June 30, 2026, and 2025, the Company had nil and nil, respectively, of income subject to the Malaysia Income Tax.

The income tax provision for the six months ended June 30, 2026, and 2025, consists of the following:

	2026	2025
	(Unaudited)	(Unaudited)
Current:
Hong Kong	$786,168	$997
Malaysia	-	-
	$786,168	$997

Deferred	-	-
	$786,168	$997

The following is a reconciliation of the Company’s total income tax expense to the loss before income taxes for the six months ended June 30, 2026, and 2025, respectively.

	2026	2025
	(Unaudited)	(Unaudited)
Profit/(Loss) before provision for income taxes	$2,286,727	$(990,947)
Tax at the domestic income tax rate of 16.5%	377,310	(163,506)
Tax effect of Hong Kong graduated rates	(21,120)	-
Foreign tax rate differentials	21,877	(2,583)
Non-deductible expenses for tax purpose	635,132	242,271
Unrecognized tax benefit	-	8,267
Utilized tax losses prior year	(227,031)	(83,247)
Prior year accrual	-	(205)
Income tax expense	$786,168	$997